SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 20 -	SUBSEQUENT EVENTS

On August 28, 2018, a subsidiary of the Company entered into an agreement to acquire a 30% equity interest in Hui Yue Finance Leasing (Ningbo) Co., Ltd. (“Hui Yue”). Hui Yue will be a joint venture between the Company, Mercury International Financial Leasing (Tianjin) Co., Ltd. (formerly translated as Chenxing International (Tianjin) Financial Leasing Co., Ltd) and Zhongtou Jinchuang (China) Financial Holding Group Co., Limited (formerly translated as Sino Investment Jinchuang Financial Holding Co., Ltd). The Company will pay
RMB 300 million (or approximately $45.3 million) for its 30% interest in Hui Yue. Hui Yue will focus on the financial leasing of equipment relating to port logistics, construction machinery, energy conservation and medicine
in Ningbo, China.

On October 26, 2018, the parties to the agreement entered into an amendment providing that the Company would acquire only a 15% equity interest in Hui Yue (instead of the originally contemplated 30%) for RMB150 million. Pursuant to the agreement, the Company was required to pay the capital within thirty years, from the date of change of Hui Yue’s company registration. The first payment of RMB
20
million ($
3.0
million) was made on October 30, 2018. Hui Yue will focus on the financial leasing of equipment relating to port logistics, construction machinery, energy conservation and medicine in Ningbo, China. The Company believes that participating in this investment has the opportunity to boost the Company’s growth in the leasing sector by leveraging the local financial, governmental and client resources of the Company.